Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

Note 4: Property, plant and equipment

		Equipment	Fixture	Office, IT
	Equipment	and tooling	and	equipment,	Buildings
(Amounts in thousands of euros)	and tooling	(right of use)	fittings	furniture	(right of use)	Total
GROSS AMOUNT
As of January 1, 2021	297	181	85	94	—	657
Addition	43	—	29	—	500	572
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	340	181	114	96	500	1,231
Addition	1	271	20	31		322
Cession	(14)	—				(14)
Exchange effect	—	—	8	1	—	8
As of December 31, 2022	327	452	143	127	500	1,548

DEPRECIATION
As of January 1, 2021	212	180	85	67	—	544
Increase	38	1	21	6	56	122
Exchange effect	—	—	—	2	—	2
As of December 31, 2021	250	181	106	75	56	668
Increase	41	30	5	11	222	309
Decrease	(14)	—	—	—	—	(14)
As of December 31, 2022	278	211	112	85	277	964

NET BOOK VALUE
As of January 1, 2021	85	1	—	26	—	114
As of December 31, 2021	90	—	8	21	444	563
As of December 31, 2022	49	241	31	41	223	584

No impairment was recognized on tangible assets of the Company in the years ended December 31, 2021, and 2022, respectively.

In late August 2021, the Company initiated a negotiation with Sorbonne University to enter into a new lease arrangement for its headquarter. The terms and conditions of the new lease arrangement were finalized at the end of September 2021 (see Note 21). Given the finalization of the terms and conditions with Sorbonne University in September 2021 and an estimated lease term greater than 12 months, the Company recognized a right-of-use asset and a lease liability as at September 30, 2021 in accordance with IFRS 16.22.

The Company is reasonably certain to exercise the option to extend the lease arrangement by an additional maximum period of 12 months. As a result, in accordance with IFRS 16.18, the lease term has been set on December 14, 2023.

Given the nature of the right of use (premises) and the term (2 years), the Company determined that its incremental borrowing rate at 2%.

The increase in depreciation in 2022 on buildings relate to the full year effect of depreciation of the lease for the Company’s headquarters.